UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-
                            -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.                Feb. 8, 2000
---------------------   -----------------------------          ------------
     [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]




                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      108
                                           ------------

Form 13F Information Table Value Total:      $388,652
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105     1271     17000  SH         SOLE                  11600              5400
                                                           127      1700  SH         OTHER                                    1700
Abbott Laboratories              COM        002824100     2585     71200  SH         SOLE                  71200
                                                           392     10800  SH         OTHER                                   10800
Air Products & Chemicals, Inc.   COM        009158106     4028    120000  SH         SOLE                 120000
American Express Company         COM        025816109      233      1400  SH         OTHER                                    1400
American Home Products           COM        026609107      463     11800  SH         SOLE                                    11800
                                                           251      6400  SH         OTHER                                    6400
American International Group     COM        026874107    13654    126280  SH         SOLE                 126280
American Telephone & Telegraph   COM        001957109     5609    110382  SH         SOLE                 110382
Automatic Data Processing        COM        053015103     2155     40000  SH         SOLE                  40000
BP Amoco PLC                     COM        055622104     3014     50814  SH         SOLE                  50814
                                                           380      6406  SH         OTHER                                    6406
Bank of America Corp.            COM        060505104     2107     41983  SH         SOLE                  41983
Bank of New York                 COM        064057102     3716     92900  SH         SOLE                  92900
                                                            96      2400  SH         OTHER                                    2400
BellSouth Corp.                  COM        079860102     3427     73200  SH         SOLE                  73200
Bristol Myers Co.                COM        110122108     1008     15706  SH         SOLE                   5600             10106
                                                           257      4000  SH         OTHER                                    4000
CBS Corp.                        COM        12490K107     1862     29119  SH         SOLE                  29119
Chase Manhattan Corp.            COM        16161A108     6442     82920  SH         SOLE                  82920
Chiron                           COM        170040109     1695     40000  SH         SOLE                  40000
Cisco Systems                    COM        17275R102    51152    477499  SH         SOLE                 442609             34890
                                                           482      4500  SH         OTHER                                    4500
Citigroup, Inc.                  COM        172967101    11124    199762  SH         SOLE                 199762
Conoco Inc., Class B             COM        208251405     1128     45361  SH         SOLE                  45361
Cornerstone Propane Partners,    COM        218916104      182     16000  SH         SOLE                  16000
Cytyc Corporation                COM        232946103     2833     46400  SH         SOLE                  31400             15000
                                                            92      1500  SH         OTHER                                    1500
DaimlerChrysler AG               COM        D1668R123     2762     35415  SH         SOLE                  35415
Dell Computer Corp.              COM        247025109      561     11000  SH         SOLE                  11000
Digene Corporation               COM        253752109     8122    465797  SH         SOLE                 413498             52299
                                                            52      3000  SH         OTHER                                    3000
Dover Corp.                      COM        260003108     3022     66600  SH         SOLE                  66600
                                                            73      1600  SH         OTHER                                    1600
E. I. duPont de Nemours & Co.    COM        263534109     2151     32655  SH         SOLE                  32655
                                                           124      1882  SH         OTHER                                    1882
Eli Lilly                        COM        532457108      213      3200  SH         OTHER                                    3200
Exxon Mobil                      COM        30231G102     8991    111604  SH         SOLE                 103804              7800
                                                           693      8600  SH         OTHER                                    8600
GTE Corp.                        COM        362320103     1817     25744  SH         SOLE                  25744
                                                            52       744  SH         OTHER                                     744
Gannett Co. Inc.                 COM        364730101     5872     72000  SH         SOLE                  72000
                                                           196      2400  SH         OTHER                                    2400
General Electric Co.             COM        369604103    29457    190355  SH         SOLE                 187355              3000
                                                          1482      9576  SH         OTHER                                    9576
Halliburton Company              COM        406216101     1308     32500  SH         SOLE                  32500
Hewlett Packard                  COM        428236103    19656    172800  SH         SOLE                 167700              5100
                                                            68       600  SH         OTHER                                     600
IBM                              COM        459200101     4067     37704  SH         SOLE                  33652              4052
                                                           115      1064  SH         OTHER                                    1064
Intel Corp.                      COM        458140100    16047    194950  SH         SOLE                 172350             22600
                                                           724      8800  SH         OTHER                                    8800
Interpublic Group Cos.           COM        460690100    12114    210000  SH         SOLE                 210000
Johnson & Johnson                COM        478160104    13236    141941  SH         SOLE                 131456             10485
                                                           131      1400  SH         OTHER                                    1400
KLA Tencor Corp.                 COM        482480100      891      8000  SH         SOLE                   4000              4000
                                                            45       400  SH         OTHER                                     400
Keane Inc.                       COM        486665102     2030     63200  SH         SOLE                  47000             16200
                                                           273      8500  SH         OTHER                                    8500
MBIA Inc.                        COM        55262C100     2113     40000  SH         SOLE                  40000
MCI WorldCom Inc.                COM        55268B106     3515     66237  SH         SOLE                  66237
McDonalds Corporation            COM        580135101      258      6400  SH         OTHER                                    6400
Merck & Co., Inc.                COM        589331107    11719    174418  SH         SOLE                 159100             15318
                                                           591      8800  SH         OTHER                                    8800
Microsoft Corp.                  COM        594918104    18420    157770  SH         SOLE                 147770             10000
                                                           934      8000  SH         OTHER                                    8000
Midamerican Energy Holdings      COM        59562V107      704     20885  SH         SOLE                  16725              4160
Motorola, Inc.                   COM        620076109     3225     21900  SH         SOLE                  15400              6500
                                                            44       300  SH         OTHER                                     300
National City Corp.              COM        635405103      771     32568  SH         SOLE                                    32568
                                                            95      4000  SH         OTHER                                    4000
New York Times Co.,Cl A          COM        650111107     1552     31600  SH         SOLE                  31600
Nokia Corp. ADR                  COM        654902204     4127     21600  SH         SOLE                  21600
Norfolk Southern Corp.           COM        655844108     3207    156450  SH         SOLE                 156450
Nucor Corp.                      COM        670346105     1519     27716  SH         SOLE                  20200              7516
                                                           115      2100  SH         OTHER                                    2100
PepsiCo Inc.                     COM        713448108     2644     75000  SH         SOLE                  75000
                                                            32       900  SH         OTHER                                     900
Pfizer, Inc.                     COM        717081103     6337    195348  SH         SOLE                 195348
Philip Morris Cos. Inc.          COM        718154107     2109     91700  SH         SOLE                  91700
Procter & Gamble Company         COM        742718109     7888     72000  SH         SOLE                  72000
                                                           263      2400  SH         OTHER                                    2400
Progressive Corp.-Ohio           COM        743315103      557      7615  SH         SOLE                   5015              2600
                                                            15       200  SH         OTHER                                     200
Reuters Group PLC                COM                      1576     19499  SH         SOLE                  19499
Royal Dutch Petroleum            COM        780257804    12791    211200  SH         SOLE                 205200              6000
SBC Communications, Inc.         COM        78387G103     4798     98418  SH         SOLE                  98418
Schering-Plough Corp.            COM        806605101     5492    129600  SH         SOLE                 129600
SmithKline Beecham PLC ADR       COM        832378301     3283     51200  SH         SOLE                  51200
Sprint Corporation               COM        852061100     2693     40000  SH         SOLE                  40000
Sprint PCS Group                 COM        852061506     1025     10000  SH         SOLE                  10000
Stryker Corp.                    COM        863667101     8615    123740  SH         SOLE                  89700             34040
                                                           348      5000  SH         OTHER                                    5000
Sun Microsystems                 COM        866810104      619      8000  SH         OTHER                                    8000
Synaptic Pharmaceutical          COM        87156R109      177     26200  SH         SOLE                  15700             10500
T. Rowe Price & Associates       COM        741477103     6944    188000  SH         SOLE                 188000
Tellabs Inc.                     COM        879664100     4121     64200  SH         SOLE                  50400             13800
                                                           655     10200  SH         OTHER                                   10200
Vertex                           COM        92532F100      311      8900  SH         SOLE                   5900              3000
Wachovia Corp.                   COM        929771103     1836     27000  SH         SOLE                  27000
Washington Post 'B'              COM        939640108      556      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      338      7000  SH         SOLE                   7000
                                                            63      1300  SH         OTHER                                    1300
Banco Bilbao Vizcaya Intl. Ltd   PFD        059456301      672     28000  SH         SOLE                  28000
HSBC Bank, Pfd. C                PFD        44328M815      564     24000  SH         SOLE                  16000              8000
                                                           188      8000  SH         OTHER                                    8000
Templeton Foreign Fund                      880196209      123  10989.567 SH         OTHER                               10989.567